Trading assets and liabilities - Cash collateral - netted (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Cash collateral - netted
Cash collateral paid	SFr 24,780	SFr 26,961	SFr 33,429
Cash collateral received	18,605	19,636	22,948
Cash collateral - not netted
Cash collateral paid	5,848	5,661	5,705
Cash collateral received	9,226	SFr 9,391	11,497
Bank
Cash collateral - netted
Cash collateral paid	24,832		33,688
Cash collateral received	18,605		22,951
Cash collateral - not netted
Cash collateral paid	5,848		5,706
Cash collateral received	SFr 9,226		SFr 11,497